UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one) :
[  ] is a restatement
[  ] adds new holding entries.

Institutional Investment Manager Filing Report:

Name:
Address: 5122 East Katella Avenue, Suite 200
Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it. That all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos, CA,  October 10, 2012
Report Type (Check only one)
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Forn 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: 163,122

FORM 13F INFORMATION TABLE
Name of Issuer               Title   CUSIP NoMarket  Shares  Sh/     InvestmeVoting
                             of              Value           Other   DiscretiAuthority
                             Class           *1000                   Sole    None
APPLE INC                    Com     03783310    1438    2133Sh          2133    2133
ABBOTT LABORATORIES          Com     00282410     200    2893Sh          2893    2893
ALLSTATE CORPORATION         Com     02000210    1779   44266Sh         44266   44266
ALEXION PHARMA INC           Com     01535109    1831   15791Sh         15791   15791
AMAZON COM INC               Com     02313510    1521    5976Sh          5976    5976
ACCELR8 TECH CORP NEW        Com     00430420      59   17800Sh         17800   17800
BIOGEN IDEC INC              Com     09062X10    1705   11274Sh         11274   11274
ANHEUSER-BUSC INBEV ADRFSPONSCom     03524A10    1692   19669Sh         19669   19669
CENTRAL FD CDA LTD CLA FCLASSCom     15350110     305   12780Sh         12780   12780
COMCAST CORP NEW CL A        Com     20030N10    1765   49243Sh         49243   49243
DISCOVER FINANCIAL SVCS      Com     25470910    1821   45460Sh         45460   45460
D R HORTON CO                Com     23331A10    1596   76636Sh         76636   76636
SPDR DOW JONES INDL AVG INDUSCom     78467X10    7084   52239Sh         52239   52239
DISNEY WALT CO               Com     25468710    1754   33280Sh         33280   33280
EBAY INC                     Com     27864210    1729   35550Sh         35550   35550
EQUINIX INC NEW              Com     29444U50    1754    8512Sh          8512    8512
ISHARES FTSE CHINA 25   FTSE Com     46428718    4072  115711Sh        115711  115711
GREAT BASIN GOLD LTD   F     Com     39012410      20  231940Sh        231940  231940
SPDR GOLD TRUST         SPDR Com     78463V10     206    1196Sh          1196    1196
GAP INC                      Com     36476010    1742   48112Sh         48112   48112
HOME DEPOT INC               Com     43707610    1625   26803Sh         26803   26803
ISHARES NASDAQ BIO FD   NASDACom     46428755    6028   41858Sh         41858   41858
ISHARES TR S&P SMALLCAP S&P SCom     46428780    5914   76057Sh         76057   76057
ISHARES TR RUSSELL 2000 RUSSECom     46428765    7177   85171Sh         85171   85171
ISHARES TR RUSSELL 2000 RUSSECom     46428764    4919   50998Sh         50998   50998
ISHARES TR DJ US BASIC  MATERCom     46428783    5243   76538Sh         76538   76538
ISHARES DJ US TRANSN IDXTRANSCom     46428719    4866   55519Sh         55519   55519
SPDR S&P BANK ETF            Com     78464A79    5172  218300Sh        218300  218300
MICHAEL KORS HLDGS     F     Com     G6075410    1447   27282Sh         27282   27282
SPDR S&P REGIONAL BKING      Com     78464A69    5871  203855Sh        203855  203855
LENNAR CORP CL A        CLASSCom     52605710    1789   51149Sh         51149   51149
LINKEDIN CORP                Com     53578A10    1521   12764Sh         12764   12764
SPDR S&P MIDCAP 400 ETF      Com     78464A82   12040   66884Sh         66884   66884
NEWS CORP LTD CL A      CLASSCom     65248E10    1788   72023Sh         72023   72023
PULTEGROUP INC               Com     74586710    1810  117558Sh        117558  117558
ROSS STORES INC              Com     77829610    1650   24966Sh         24966   24966
SCHW US BRD MKT ETF          Com     80852410     223    6411Sh          6411    6411
SHERWIN WILLIAMS CO          Com     82434810    1776   11877Sh         11877   11877
S P D R S&P 500 ETF TR  EXPIRCom     78562F10    7076   48655Sh         48655   48655
SUNTRUST BANKS INC           Com     86791410    1631   56716Sh         56716   56716
TARGET CORPORATION           Com     87612E10    1684   26530Sh         26530   26530
T J X COS INC                Com     87254010    1707   37542Sh         37542   37542
TANZANIAN ROYALTY EXPL F     Com     87600410      55   10900Sh         10900   10900
VISA INC CL A           CLASSCom     92826C83     203    1482Sh          1482    1482
VANGUARD SMALL CAP           Com     92290875    5032   62408Sh         62408   62408
VANGUARD ENERGY ETF          Com     92204A30    5543   51218Sh         51218   51218
VANGUARD TOTAL STOCK MKT     Com     92290876    7040   94699Sh         94699   94699
WATSON PHARMACEUTICALS       Com     94268310    1576   18360Sh         18360   18360
SPDR S&P HOMEBUILDERS   ETF  Com     78464A88    7288  292226Sh        292226  292226
SECTOR SPDR MATERIALS FDSHARECom     81369Y10    4686  125913Sh        125913  125913
SECTOR SPDR INDL SELECT SHARECom     81369Y70    4896  132476Sh        132476  132476
SPDR S&P METALS & MININGETF  Com     78464A75    4305   97633Sh         97633   97633
SPDR S&P OIL & GAS EXPL PRODUCom     76484A73    5470   96513Sh         96513   96513